Payable to institutional funding partners and online investors (Tables)	12 Months Ended
Dec. 31, 2018
Payable To Institutional Funding Partners And Online Investors [Abstract]
Schedule of payable to institutional funding partners and online investors
	Fixed annual Rate (%)	Term	As of December 31,
			2017	2018
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	523,328	390,908	56,856
Online investors	3% to 11%	2 to 12 months	1,247,353	614,328	89,350
			1,770,681	1,005,236	146,206
Non-current:
Institutional funding partners	3% to 11%	13 to 36 months	416,118	395,901	57,581
Online investors	5% to 13%	13 to 24 months	-	54,259	7,892
			416,118	450,160	65,473

Scheduel of contractual obligations
	Payment due by period
Long-term borrowings and interest payable:	Less than 1 year	1-2 years	Greater than 2 years	Total
As of December 31, 2017 (RMB)	259,356	256,945	189,971	706,272
As of December 31, 2018 (RMB)	485,878	412,650	54,275	952,803
As of December 31, 2018 (US$)	70,668	60,017	7,894	138,579